Shareholder Report		12 Months Ended
	Oct. 01, 2024	Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000096645
Shareholder Report [Line Items]
Fund Name		DWS Small Cap Growth Fund
Class Name		Class A
Trading Symbol		SSDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.29%

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 4.51% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 13.56%.

The Fund underperformed the Russell 2000® Growth Index during the period. The Fund’s performance was helped by strong stock selection within the healthcare, consumer staples and energy sectors. However, this was more than offset by positioning in industrials, information technology and materials, three sectors which accounted for the bulk of the Russell 2000 Growth’s return during the period.

The top individual contributors to the Fund’s performance were Stride Inc. (4.0%), H&E Equipment Services, Inc.,* Intra-Cellular Therapies, Inc.,* Casey’s General Stores, Inc. (3.1%), and SiTime Corp. (2.4%). Stride, a leading online education company, delivered strong enrollment growth which drove upward revisions to revenue and operating income guidance. Gas station convenience store chain Casey’s General Stores posted a strong return as the business integration of a recent acquisition drove optimism around synergies to be realized over the next several years while same store sales growth was robust. SiTime, a manufacturer of tiny silicon-based timing devices used across a wide range of electronics has demonstrated product leadership for segments including internet-connected appliances and equipment, automotive, and aerospace & defense. Finally, neuropsychiatric treatment firm Intra-Cellular Therapies and construction equipment rental company H&E Equipment Services were both acquired by other companies at share prices representing large premiums to their most recent trading levels.

The largest detractors were Builders FirstSource, Inc. (2.2%), Credo Technology Group Holding Ltd. (1.5%), Kforce, Inc. (0.7%), and Molina Healthcare, Inc. (0.8%). Builders FirstSource, a supplier to US homebuilders, declined as weakness in multi-family home starts has weighed on sales and margins. Technology and finance staffing company Kforce also experienced macro headwinds as clients reduced hiring and technology companies deferred new initiatives. Medicaid insurance provider Molina has been negatively impacted by broader industry pressures from elevated Medical Loss Ratios driven by higher patient utilization rates. An underweight to Credo Technology, a provider of high-speed connectivity solutions for data-intensive applications, detracted as the shares rose sharply on market optimism around spending on artificial intelligence databases. Within industrials, a lack of exposure to several alternative power suppliers to data centers including Bloom Energy Corp.* weighed on return as rising power demand drove long-term contract awards.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Growth Index
'15	$9,425	$10,000	$10,000
'15	$9,809	$10,790	$10,567
'15	$9,983	$10,850	$10,954
'15	$9,475	$10,627	$10,432
'16	$8,554	$10,027	$9,302
'16	$8,412	$10,024	$9,236
'16	$9,142	$10,730	$9,943
'16	$9,280	$10,796	$10,043
'16	$9,369	$10,990	$10,313
'16	$9,163	$11,012	$10,266
'16	$9,798	$11,449	$10,937
'16	$9,780	$11,478	$11,053
'16	$9,840	$11,496	$11,212
'16	$9,404	$11,248	$10,516
'16	$10,195	$11,751	$11,456
'16	$10,287	$11,980	$11,613
'17	$10,528	$12,206	$11,801
'17	$10,769	$12,660	$12,091
'17	$10,829	$12,668	$12,234
'17	$10,932	$12,803	$12,459
'17	$10,836	$12,934	$12,346
'17	$11,173	$13,050	$12,771
'17	$11,321	$13,296	$12,879
'17	$11,406	$13,322	$12,864
'17	$11,888	$13,647	$13,565
'17	$11,959	$13,945	$13,775
'17	$12,360	$14,368	$14,170
'17	$12,425	$14,512	$14,187
'18	$12,995	$15,277	$14,740
'18	$12,303	$14,714	$14,320
'18	$12,373	$14,418	$14,513
'18	$12,295	$14,473	$14,527
'18	$12,910	$14,882	$15,442
'18	$13,039	$14,979	$15,563
'18	$13,165	$15,476	$15,830
'18	$13,898	$16,020	$16,816
'18	$13,650	$16,046	$16,422
'18	$11,948	$14,865	$14,344
'18	$12,236	$15,162	$14,569
'18	$10,754	$13,751	$12,866
'19	$11,897	$14,931	$14,352
'19	$12,400	$15,457	$15,279
'19	$12,214	$15,682	$15,072
'19	$12,595	$16,309	$15,531
'19	$11,679	$15,253	$14,379
'19	$12,459	$16,325	$15,486
'19	$12,577	$16,567	$15,638
'19	$12,001	$16,229	$14,963
'19	$12,042	$16,514	$14,840
'19	$12,323	$16,870	$15,262
'19	$12,763	$17,511	$16,161
'19	$12,999	$18,017	$16,531
'20	$12,840	$17,997	$16,349
'20	$11,842	$16,523	$15,169
'20	$9,340	$14,251	$12,272
'20	$10,682	$16,139	$14,100
'20	$11,820	$17,002	$15,432
'20	$12,164	$17,390	$16,025
'20	$12,826	$18,378	$16,576
'20	$13,515	$19,709	$17,548
'20	$13,230	$18,992	$17,172
'20	$13,574	$18,582	$17,303
'20	$15,329	$20,842	$20,354
'20	$16,549	$21,780	$22,256
'21	$17,006	$21,683	$23,329
'21	$17,650	$22,361	$24,100
'21	$17,469	$23,162	$23,341
'21	$17,836	$24,356	$23,850
'21	$17,424	$24,467	$23,169
'21	$18,167	$25,071	$24,256
'21	$18,131	$25,495	$23,372
'21	$18,593	$26,222	$23,797
'21	$17,836	$25,045	$22,885
'21	$18,793	$26,739	$23,956
'21	$17,904	$26,332	$22,786
'21	$18,637	$27,369	$22,887
'22	$16,357	$25,759	$19,820
'22	$16,357	$25,110	$19,906
'22	$16,367	$25,924	$19,997
'22	$14,779	$23,598	$17,544
'22	$14,498	$23,566	$17,212
'22	$13,343	$21,595	$16,147
'22	$14,563	$23,621	$17,955
'22	$14,101	$22,739	$17,786
'22	$12,941	$20,630	$16,186
'22	$13,920	$22,322	$17,722
'22	$14,292	$23,487	$18,011
'22	$13,781	$22,112	$16,855
'23	$14,870	$23,635	$18,531
'23	$14,654	$23,083	$18,330
'23	$14,260	$23,700	$17,878
'23	$14,018	$23,952	$17,670
'23	$13,766	$24,046	$17,674
'23	$15,087	$25,688	$19,139
'23	$15,511	$26,608	$20,034
'23	$15,012	$26,095	$18,991
'23	$14,134	$24,852	$17,738
'23	$13,398	$24,193	$16,370
'23	$14,371	$26,449	$17,861
'23	$15,791	$27,852	$19,999
'24	$15,532	$28,160	$19,358
'24	$16,183	$29,685	$20,930
'24	$16,859	$30,642	$21,516
'24	$15,573	$29,294	$19,859
'24	$16,325	$30,678	$20,923
'24	$16,173	$31,628	$20,888
'24	$17,480	$32,216	$22,598
'24	$17,103	$32,917	$22,347
'24	$17,292	$33,598	$22,644
'24	$16,641	$33,351	$22,344
'24	$18,116	$35,570	$25,084
'24	$16,733	$34,483	$23,030
'25	$17,614	$35,571	$23,758
'25	$16,374	$34,890	$22,150
'25	$15,348	$32,854	$20,470
'25	$14,989	$32,634	$20,339
'25	$15,629	$34,703	$21,645
'25	$16,489	$36,465	$22,920
'25	$16,692	$37,269	$23,310
'25	$17,937	$38,131	$24,689
'25	$18,072	$39,447	$25,714

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	4.51%	6.44%	6.73%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-1.50%	5.18%	6.10%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 269,106,261
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 1,714,669
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,106,261
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,714,669

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	22%
Industrials	22%
Consumer Discretionary	10%
Financials	9%
Consumer Staples	4%
Materials	3%
Energy	2%
Real Estate	2%
Utilities	0%

Ten Largest Equity Holdings

Holdings	29.5% of Net Assets
Stride, Inc.	4.0%
RadNet, Inc.	3.6%
Casey's General Stores, Inc.	3.1%
Ducommun, Inc.	2.9%
The Brink's Co.	2.9%
Agilysys, Inc.	2.8%
Rush Enterprises, Inc.	2.7%
Varonis Systems, Inc.	2.6%
Maximus, Inc.	2.5%
SiTime Corp.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.26% to 1.29%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.26% to 1.29%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096647
Shareholder Report [Line Items]
Fund Name		DWS Small Cap Growth Fund
Class Name		Class C
Trading Symbol		SSDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	2.06%

Gross expense ratio as of the latest prospectus: 2.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 210
Expense Ratio, Percent		2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 3.70% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 13.56%.

The Fund underperformed the Russell 2000® Growth Index during the period. The Fund’s performance was helped by strong stock selection within the healthcare, consumer staples and energy sectors. However, this was more than offset by positioning in industrials, information technology and materials, three sectors which accounted for the bulk of the Russell 2000 Growth’s return during the period.

The top individual contributors to the Fund’s performance were Stride Inc. (4.0%), H&E Equipment Services, Inc.,* Intra-Cellular Therapies, Inc.,* Casey’s General Stores, Inc. (3.1%), and SiTime Corp. (2.4%). Stride, a leading online education company, delivered strong enrollment growth which drove upward revisions to revenue and operating income guidance. Gas station convenience store chain Casey’s General Stores posted a strong return as the business integration of a recent acquisition drove optimism around synergies to be realized over the next several years while same store sales growth was robust. SiTime, a manufacturer of tiny silicon-based timing devices used across a wide range of electronics has demonstrated product leadership for segments including internet-connected appliances and equipment, automotive, and aerospace & defense. Finally, neuropsychiatric treatment firm Intra-Cellular Therapies and construction equipment rental company H&E Equipment Services were both acquired by other companies at share prices representing large premiums to their most recent trading levels.

The largest detractors were Builders FirstSource, Inc. (2.2%), Credo Technology Group Holding Ltd. (1.5%), Kforce, Inc. (0.7%), and Molina Healthcare, Inc. (0.8%). Builders FirstSource, a supplier to US homebuilders, declined as weakness in multi-family home starts has weighed on sales and margins. Technology and finance staffing company Kforce also experienced macro headwinds as clients reduced hiring and technology companies deferred new initiatives. Medicaid insurance provider Molina has been negatively impacted by broader industry pressures from elevated Medical Loss Ratios driven by higher patient utilization rates. An underweight to Credo Technology, a provider of high-speed connectivity solutions for data-intensive applications, detracted as the shares rose sharply on market optimism around spending on artificial intelligence databases. Within industrials, a lack of exposure to several alternative power suppliers to data centers including Bloom Energy Corp.* weighed on return as rising power demand drove long-term contract awards.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Growth Index
'15	$10,000	$10,000	$10,000
'15	$10,404	$10,790	$10,567
'15	$10,582	$10,850	$10,954
'15	$10,036	$10,627	$10,432
'16	$9,054	$10,027	$9,302
'16	$8,903	$10,024	$9,236
'16	$9,664	$10,730	$9,943
'16	$9,807	$10,796	$10,043
'16	$9,894	$10,990	$10,313
'16	$9,669	$11,012	$10,266
'16	$10,335	$11,449	$10,937
'16	$10,305	$11,478	$11,053
'16	$10,365	$11,496	$11,212
'16	$9,898	$11,248	$10,516
'16	$10,724	$11,751	$11,456
'16	$10,815	$11,980	$11,613
'17	$11,057	$12,206	$11,801
'17	$11,308	$12,660	$12,091
'17	$11,365	$12,668	$12,234
'17	$11,464	$12,803	$12,459
'17	$11,356	$12,934	$12,346
'17	$11,702	$13,050	$12,771
'17	$11,849	$13,296	$12,879
'17	$11,931	$13,322	$12,864
'17	$12,429	$13,647	$13,565
'17	$12,494	$13,945	$13,775
'17	$12,900	$14,368	$14,170
'17	$12,963	$14,512	$14,187
'18	$13,545	$15,277	$14,740
'18	$12,817	$14,714	$14,320
'18	$12,881	$14,418	$14,513
'18	$12,794	$14,473	$14,527
'18	$13,422	$14,882	$15,442
'18	$13,550	$14,979	$15,563
'18	$13,673	$15,476	$15,830
'18	$14,424	$16,020	$16,816
'18	$14,155	$16,046	$16,422
'18	$12,385	$14,865	$14,344
'18	$12,676	$15,162	$14,569
'18	$11,134	$13,751	$12,866
'19	$12,310	$14,931	$14,352
'19	$12,817	$15,457	$15,279
'19	$12,619	$15,682	$15,072
'19	$13,003	$16,309	$15,531
'19	$12,054	$15,253	$14,379
'19	$12,846	$16,325	$15,486
'19	$12,963	$16,567	$15,638
'19	$12,363	$16,229	$14,963
'19	$12,398	$16,514	$14,840
'19	$12,677	$16,870	$15,262
'19	$13,120	$17,511	$16,161
'19	$13,353	$18,017	$16,531
'20	$13,184	$17,997	$16,349
'20	$12,153	$16,523	$15,169
'20	$9,579	$14,251	$12,272
'20	$10,948	$16,139	$14,100
'20	$12,107	$17,002	$15,432
'20	$12,450	$17,390	$16,025
'20	$13,120	$18,378	$16,576
'20	$13,813	$19,709	$17,548
'20	$13,516	$18,992	$17,172
'20	$13,859	$18,582	$17,303
'20	$15,641	$20,842	$20,354
'20	$16,876	$21,780	$22,256
'21	$17,330	$21,683	$23,329
'21	$17,977	$22,361	$24,100
'21	$17,779	$23,162	$23,341
'21	$18,145	$24,356	$23,850
'21	$17,714	$24,467	$23,169
'21	$18,454	$25,071	$24,256
'21	$18,407	$25,495	$23,372
'21	$18,867	$26,222	$23,797
'21	$18,087	$25,045	$22,885
'21	$19,042	$26,739	$23,956
'21	$18,134	$26,332	$22,786
'21	$18,865	$27,369	$22,887
'22	$16,546	$25,759	$19,820
'22	$16,533	$25,110	$19,906
'22	$16,533	$25,924	$19,997
'22	$14,925	$23,598	$17,544
'22	$14,626	$23,566	$17,212
'22	$13,450	$21,595	$16,147
'22	$14,679	$23,621	$17,955
'22	$14,201	$22,739	$17,786
'22	$13,024	$20,630	$16,186
'22	$14,001	$22,322	$17,722
'22	$14,367	$23,487	$18,011
'22	$13,844	$22,112	$16,855
'23	$14,926	$23,635	$18,531
'23	$14,705	$23,083	$18,330
'23	$14,298	$23,700	$17,878
'23	$14,044	$23,952	$17,670
'23	$13,790	$24,046	$17,674
'23	$15,106	$25,688	$19,139
'23	$15,513	$26,608	$20,034
'23	$15,006	$26,095	$18,991
'23	$14,124	$24,852	$17,738
'23	$13,376	$24,193	$16,370
'23	$14,338	$26,449	$17,861
'23	$15,751	$27,852	$19,999
'24	$15,474	$28,160	$19,358
'24	$16,116	$29,685	$20,930
'24	$16,778	$30,642	$21,516
'24	$15,488	$29,294	$19,859
'24	$16,224	$30,678	$20,923
'24	$16,062	$31,628	$20,888
'24	$17,352	$32,216	$22,598
'24	$16,974	$32,917	$22,347
'24	$17,149	$33,598	$22,644
'24	$16,487	$33,351	$22,344
'24	$17,940	$35,570	$25,084
'24	$16,563	$34,483	$23,030
'25	$17,421	$35,571	$23,758
'25	$16,187	$34,890	$22,150
'25	$15,162	$32,854	$20,470
'25	$14,799	$32,634	$20,339
'25	$15,420	$34,703	$21,645
'25	$16,256	$36,465	$22,920
'25	$16,445	$37,269	$23,310
'25	$17,665	$38,131	$24,689
'25	$17,784	$39,447	$25,714

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	3.70%	5.64%	5.93%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.70%	5.64%	5.93%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 269,106,261
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 1,714,669
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,106,261
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,714,669

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	22%
Industrials	22%
Consumer Discretionary	10%
Financials	9%
Consumer Staples	4%
Materials	3%
Energy	2%
Real Estate	2%
Utilities	0%

Ten Largest Equity Holdings

Holdings	29.5% of Net Assets
Stride, Inc.	4.0%
RadNet, Inc.	3.6%
Casey's General Stores, Inc.	3.1%
Ducommun, Inc.	2.9%
The Brink's Co.	2.9%
Agilysys, Inc.	2.8%
Rush Enterprises, Inc.	2.7%
Varonis Systems, Inc.	2.6%
Maximus, Inc.	2.5%
SiTime Corp.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 2.01% to 2.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 2.01% to 2.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000148204
Shareholder Report [Line Items]
Fund Name		DWS Small Cap Growth Fund
Class Name		Class R6
Trading Symbol		SSDZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.92%

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 4.89% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 13.56%.

The Fund underperformed the Russell 2000® Growth Index during the period. The Fund’s performance was helped by strong stock selection within the healthcare, consumer staples and energy sectors. However, this was more than offset by positioning in industrials, information technology and materials, three sectors which accounted for the bulk of the Russell 2000 Growth’s return during the period.

The top individual contributors to the Fund’s performance were Stride Inc. (4.0%), H&E Equipment Services, Inc.,* Intra-Cellular Therapies, Inc.,* Casey’s General Stores, Inc. (3.1%), and SiTime Corp. (2.4%). Stride, a leading online education company, delivered strong enrollment growth which drove upward revisions to revenue and operating income guidance. Gas station convenience store chain Casey’s General Stores posted a strong return as the business integration of a recent acquisition drove optimism around synergies to be realized over the next several years while same store sales growth was robust. SiTime, a manufacturer of tiny silicon-based timing devices used across a wide range of electronics has demonstrated product leadership for segments including internet-connected appliances and equipment, automotive, and aerospace & defense. Finally, neuropsychiatric treatment firm Intra-Cellular Therapies and construction equipment rental company H&E Equipment Services were both acquired by other companies at share prices representing large premiums to their most recent trading levels.

The largest detractors were Builders FirstSource, Inc. (2.2%), Credo Technology Group Holding Ltd. (1.5%), Kforce, Inc. (0.7%), and Molina Healthcare, Inc. (0.8%). Builders FirstSource, a supplier to US homebuilders, declined as weakness in multi-family home starts has weighed on sales and margins. Technology and finance staffing company Kforce also experienced macro headwinds as clients reduced hiring and technology companies deferred new initiatives. Medicaid insurance provider Molina has been negatively impacted by broader industry pressures from elevated Medical Loss Ratios driven by higher patient utilization rates. An underweight to Credo Technology, a provider of high-speed connectivity solutions for data-intensive applications, detracted as the shares rose sharply on market optimism around spending on artificial intelligence databases. Within industrials, a lack of exposure to several alternative power suppliers to data centers including Bloom Energy Corp.* weighed on return as rising power demand drove long-term contract awards.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
'15	$10,000	$10,000	$10,000
'15	$10,407	$10,790	$10,567
'15	$10,597	$10,850	$10,954
'15	$10,057	$10,627	$10,432
'16	$9,082	$10,027	$9,302
'16	$8,939	$10,024	$9,236
'16	$9,715	$10,730	$9,943
'16	$9,865	$10,796	$10,043
'16	$9,967	$10,990	$10,313
'16	$9,745	$11,012	$10,266
'16	$10,424	$11,449	$10,937
'16	$10,405	$11,478	$11,053
'16	$10,477	$11,496	$11,212
'16	$10,012	$11,248	$10,516
'16	$10,855	$11,751	$11,456
'16	$10,957	$11,980	$11,613
'17	$11,212	$12,206	$11,801
'17	$11,474	$12,660	$12,091
'17	$11,542	$12,668	$12,234
'17	$11,654	$12,803	$12,459
'17	$11,553	$12,934	$12,346
'17	$11,913	$13,050	$12,771
'17	$12,074	$13,296	$12,879
'17	$12,168	$13,322	$12,864
'17	$12,685	$13,647	$13,565
'17	$12,764	$13,945	$13,775
'17	$13,191	$14,368	$14,170
'17	$13,264	$14,512	$14,187
'18	$13,875	$15,277	$14,740
'18	$13,139	$14,714	$14,320
'18	$13,217	$14,418	$14,513
'18	$13,139	$14,473	$14,527
'18	$13,797	$14,882	$15,442
'18	$13,938	$14,979	$15,563
'18	$14,079	$15,476	$15,830
'18	$14,869	$16,020	$16,816
'18	$14,607	$16,046	$16,422
'18	$12,791	$14,865	$14,344
'18	$13,104	$15,162	$14,569
'18	$11,517	$13,751	$12,866
'19	$12,746	$14,931	$14,352
'19	$13,282	$15,457	$15,279
'19	$13,090	$15,682	$15,072
'19	$13,502	$16,309	$15,531
'19	$12,526	$15,253	$14,379
'19	$13,363	$16,325	$15,486
'19	$13,492	$16,567	$15,638
'19	$12,880	$16,229	$14,963
'19	$12,928	$16,514	$14,840
'19	$13,229	$16,870	$15,262
'19	$13,707	$17,511	$16,161
'19	$13,961	$18,017	$16,531
'20	$13,798	$17,997	$16,349
'20	$12,732	$16,523	$15,169
'20	$10,044	$14,251	$12,272
'20	$11,488	$16,139	$14,100
'20	$12,712	$17,002	$15,432
'20	$13,090	$17,390	$16,025
'20	$13,803	$18,378	$16,576
'20	$14,549	$19,709	$17,548
'20	$14,248	$18,992	$17,172
'20	$14,621	$18,582	$17,303
'20	$16,515	$20,842	$20,354
'20	$17,835	$21,780	$22,256
'21	$18,337	$21,683	$23,329
'21	$19,035	$22,361	$24,100
'21	$18,844	$23,162	$23,341
'21	$19,246	$24,356	$23,850
'21	$18,806	$24,467	$23,169
'21	$19,609	$25,071	$24,256
'21	$19,580	$25,495	$23,372
'21	$20,083	$26,222	$23,797
'21	$19,270	$25,045	$22,885
'21	$20,312	$26,739	$23,956
'21	$19,356	$26,332	$22,786
'21	$20,153	$27,369	$22,887
'22	$17,696	$25,759	$19,820
'22	$17,701	$25,110	$19,906
'22	$17,711	$25,924	$19,997
'22	$15,999	$23,598	$17,544
'22	$15,698	$23,566	$17,212
'22	$14,450	$21,595	$16,147
'22	$15,777	$23,621	$17,955
'22	$15,285	$22,739	$17,786
'22	$14,033	$20,630	$16,186
'22	$15,100	$22,322	$17,722
'22	$15,502	$23,487	$18,011
'22	$14,954	$22,112	$16,855
'23	$16,137	$23,635	$18,531
'23	$15,914	$23,083	$18,330
'23	$15,490	$23,700	$17,878
'23	$15,230	$23,952	$17,670
'23	$14,965	$24,046	$17,674
'23	$16,402	$25,688	$19,139
'23	$16,869	$26,608	$20,034
'23	$16,328	$26,095	$18,991
'23	$15,384	$24,852	$17,738
'23	$14,577	$24,193	$16,370
'23	$15,649	$26,449	$17,861
'23	$17,201	$27,852	$19,999
'24	$16,918	$28,160	$19,358
'24	$17,635	$29,685	$20,930
'24	$18,378	$30,642	$21,516
'24	$16,982	$29,294	$19,859
'24	$17,806	$30,678	$20,923
'24	$17,645	$31,628	$20,888
'24	$19,079	$32,216	$22,598
'24	$18,678	$32,917	$22,347
'24	$18,886	$33,598	$22,644
'24	$18,175	$33,351	$22,344
'24	$19,795	$35,570	$25,084
'24	$18,294	$34,483	$23,030
'25	$19,263	$35,571	$23,758
'25	$17,911	$34,890	$22,150
'25	$16,795	$32,854	$20,470
'25	$16,406	$32,634	$20,339
'25	$17,112	$34,703	$21,645
'25	$18,059	$36,465	$22,920
'25	$18,283	$37,269	$23,310
'25	$19,657	$38,131	$24,689
'25	$19,810	$39,447	$25,714

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	4.89%	6.81%	7.07%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 269,106,261
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 1,714,669
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,106,261
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,714,669

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	22%
Industrials	22%
Consumer Discretionary	10%
Financials	9%
Consumer Staples	4%
Materials	3%
Energy	2%
Real Estate	2%
Utilities	0%

Ten Largest Equity Holdings

Holdings	29.5% of Net Assets
Stride, Inc.	4.0%
RadNet, Inc.	3.6%
Casey's General Stores, Inc.	3.1%
Ducommun, Inc.	2.9%
The Brink's Co.	2.9%
Agilysys, Inc.	2.8%
Rush Enterprises, Inc.	2.7%
Varonis Systems, Inc.	2.6%
Maximus, Inc.	2.5%
SiTime Corp.	2.4%

Material Fund Change [Text Block]
C000096648
Shareholder Report [Line Items]
Fund Name		DWS Small Cap Growth Fund
Class Name		Class S
Trading Symbol		SSDSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$104	1.02%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 4.78% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 13.56%.

The Fund underperformed the Russell 2000® Growth Index during the period. The Fund’s performance was helped by strong stock selection within the healthcare, consumer staples and energy sectors. However, this was more than offset by positioning in industrials, information technology and materials, three sectors which accounted for the bulk of the Russell 2000 Growth’s return during the period.

The top individual contributors to the Fund’s performance were Stride Inc. (4.0%), H&E Equipment Services, Inc.,* Intra-Cellular Therapies, Inc.,* Casey’s General Stores, Inc. (3.1%), and SiTime Corp. (2.4%). Stride, a leading online education company, delivered strong enrollment growth which drove upward revisions to revenue and operating income guidance. Gas station convenience store chain Casey’s General Stores posted a strong return as the business integration of a recent acquisition drove optimism around synergies to be realized over the next several years while same store sales growth was robust. SiTime, a manufacturer of tiny silicon-based timing devices used across a wide range of electronics has demonstrated product leadership for segments including internet-connected appliances and equipment, automotive, and aerospace & defense. Finally, neuropsychiatric treatment firm Intra-Cellular Therapies and construction equipment rental company H&E Equipment Services were both acquired by other companies at share prices representing large premiums to their most recent trading levels.

The largest detractors were Builders FirstSource, Inc. (2.2%), Credo Technology Group Holding Ltd. (1.5%), Kforce, Inc. (0.7%), and Molina Healthcare, Inc. (0.8%). Builders FirstSource, a supplier to US homebuilders, declined as weakness in multi-family home starts has weighed on sales and margins. Technology and finance staffing company Kforce also experienced macro headwinds as clients reduced hiring and technology companies deferred new initiatives. Medicaid insurance provider Molina has been negatively impacted by broader industry pressures from elevated Medical Loss Ratios driven by higher patient utilization rates. An underweight to Credo Technology, a provider of high-speed connectivity solutions for data-intensive applications, detracted as the shares rose sharply on market optimism around spending on artificial intelligence databases. Within industrials, a lack of exposure to several alternative power suppliers to data centers including Bloom Energy Corp.* weighed on return as rising power demand drove long-term contract awards.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Growth Index
'15	$10,000	$10,000	$10,000
'15	$10,408	$10,790	$10,567
'15	$10,596	$10,850	$10,954
'15	$10,058	$10,627	$10,432
'16	$9,083	$10,027	$9,302
'16	$8,934	$10,024	$9,236
'16	$9,714	$10,730	$9,943
'16	$9,863	$10,796	$10,043
'16	$9,961	$10,990	$10,313
'16	$9,739	$11,012	$10,266
'16	$10,417	$11,449	$10,937
'16	$10,399	$11,478	$11,053
'16	$10,468	$11,496	$11,212
'16	$10,004	$11,248	$10,516
'16	$10,849	$11,751	$11,456
'16	$10,950	$11,980	$11,613
'17	$11,204	$12,206	$11,801
'17	$11,465	$12,660	$12,091
'17	$11,534	$12,668	$12,234
'17	$11,647	$12,803	$12,459
'17	$11,545	$12,934	$12,346
'17	$11,904	$13,050	$12,771
'17	$12,067	$13,296	$12,879
'17	$12,162	$13,322	$12,864
'17	$12,676	$13,647	$13,565
'17	$12,756	$13,945	$13,775
'17	$13,180	$14,368	$14,170
'17	$13,255	$14,512	$14,187
'18	$13,863	$15,277	$14,740
'18	$13,130	$14,714	$14,320
'18	$13,205	$14,418	$14,513
'18	$13,126	$14,473	$14,527
'18	$13,787	$14,882	$15,442
'18	$13,927	$14,979	$15,563
'18	$14,063	$15,476	$15,830
'18	$14,853	$16,020	$16,816
'18	$14,589	$16,046	$16,422
'18	$12,775	$14,865	$14,344
'18	$13,084	$15,162	$14,569
'18	$11,503	$13,751	$12,866
'19	$12,728	$14,931	$14,352
'19	$13,264	$15,457	$15,279
'19	$13,067	$15,682	$15,072
'19	$13,479	$16,309	$15,531
'19	$12,503	$15,253	$14,379
'19	$13,342	$16,325	$15,486
'19	$13,470	$16,567	$15,638
'19	$12,856	$16,229	$14,963
'19	$12,902	$16,514	$14,840
'19	$13,204	$16,870	$15,262
'19	$13,681	$17,511	$16,161
'19	$13,933	$18,017	$16,531
'20	$13,773	$17,997	$16,349
'20	$12,705	$16,523	$15,169
'20	$10,022	$14,251	$12,272
'20	$11,462	$16,139	$14,100
'20	$12,686	$17,002	$15,432
'20	$13,062	$17,390	$16,025
'20	$13,773	$18,378	$16,576
'20	$14,516	$19,709	$17,548
'20	$14,208	$18,992	$17,172
'20	$14,584	$18,582	$17,303
'20	$16,473	$20,842	$20,354
'20	$17,789	$21,780	$22,256
'21	$18,284	$21,683	$23,329
'21	$18,981	$22,361	$24,100
'21	$18,789	$23,162	$23,341
'21	$19,188	$24,356	$23,850
'21	$18,752	$24,467	$23,169
'21	$19,550	$25,071	$24,256
'21	$19,518	$25,495	$23,372
'21	$20,022	$26,222	$23,797
'21	$19,211	$25,045	$22,885
'21	$20,247	$26,739	$23,956
'21	$19,293	$26,332	$22,786
'21	$20,085	$27,369	$22,887
'22	$17,633	$25,759	$19,820
'22	$17,638	$25,110	$19,906
'22	$17,653	$25,924	$19,997
'22	$15,942	$23,598	$17,544
'22	$15,639	$23,566	$17,212
'22	$14,398	$21,595	$16,147
'22	$15,720	$23,621	$17,955
'22	$15,220	$22,739	$17,786
'22	$13,974	$20,630	$16,186
'22	$15,039	$22,322	$17,722
'22	$15,437	$23,487	$18,011
'22	$14,889	$22,112	$16,855
'23	$16,069	$23,635	$18,531
'23	$15,841	$23,083	$18,330
'23	$15,421	$23,700	$17,878
'23	$15,157	$23,952	$17,670
'23	$14,894	$24,046	$17,674
'23	$16,322	$25,688	$19,139
'23	$16,783	$26,608	$20,034
'23	$16,246	$26,095	$18,991
'23	$15,304	$24,852	$17,738
'23	$14,504	$24,193	$16,370
'23	$15,568	$26,449	$17,861
'23	$17,105	$27,852	$19,999
'24	$16,824	$28,160	$19,358
'24	$17,539	$29,685	$20,930
'24	$18,274	$30,642	$21,516
'24	$16,886	$29,294	$19,859
'24	$17,702	$30,678	$20,923
'24	$17,539	$31,628	$20,888
'24	$18,963	$32,216	$22,598
'24	$18,560	$32,917	$22,347
'24	$18,769	$33,598	$22,644
'24	$18,060	$33,351	$22,344
'24	$19,668	$35,570	$25,084
'24	$18,173	$34,483	$23,030
'25	$19,133	$35,571	$23,758
'25	$17,792	$34,890	$22,150
'25	$16,681	$32,854	$20,470
'25	$16,295	$32,634	$20,339
'25	$16,994	$34,703	$21,645
'25	$17,928	$36,465	$22,920
'25	$18,152	$37,269	$23,310
'25	$19,514	$38,131	$24,689
'25	$19,666	$39,447	$25,714

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	4.78%	6.72%	7.00%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 269,106,261
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 1,714,669
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,106,261
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,714,669

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	22%
Industrials	22%
Consumer Discretionary	10%
Financials	9%
Consumer Staples	4%
Materials	3%
Energy	2%
Real Estate	2%
Utilities	0%

Ten Largest Equity Holdings

Holdings	29.5% of Net Assets
Stride, Inc.	4.0%
RadNet, Inc.	3.6%
Casey's General Stores, Inc.	3.1%
Ducommun, Inc.	2.9%
The Brink's Co.	2.9%
Agilysys, Inc.	2.8%
Rush Enterprises, Inc.	2.7%
Varonis Systems, Inc.	2.6%
Maximus, Inc.	2.5%
SiTime Corp.	2.4%

Material Fund Change [Text Block]
C000096644
Shareholder Report [Line Items]
Fund Name		DWS Small Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		SSDIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.00%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 4.80% for the period ended September 30, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.41% for the same period, while the Fund's additional, more narrowly based index, the Russell 2000® Growth Index, returned 13.56%.

The Fund underperformed the Russell 2000® Growth Index during the period. The Fund’s performance was helped by strong stock selection within the healthcare, consumer staples and energy sectors. However, this was more than offset by positioning in industrials, information technology and materials, three sectors which accounted for the bulk of the Russell 2000 Growth’s return during the period.

The top individual contributors to the Fund’s performance were Stride Inc. (4.0%), H&E Equipment Services, Inc.,* Intra-Cellular Therapies, Inc.,* Casey’s General Stores, Inc. (3.1%), and SiTime Corp. (2.4%). Stride, a leading online education company, delivered strong enrollment growth which drove upward revisions to revenue and operating income guidance. Gas station convenience store chain Casey’s General Stores posted a strong return as the business integration of a recent acquisition drove optimism around synergies to be realized over the next several years while same store sales growth was robust. SiTime, a manufacturer of tiny silicon-based timing devices used across a wide range of electronics has demonstrated product leadership for segments including internet-connected appliances and equipment, automotive, and aerospace & defense. Finally, neuropsychiatric treatment firm Intra-Cellular Therapies and construction equipment rental company H&E Equipment Services were both acquired by other companies at share prices representing large premiums to their most recent trading levels.

The largest detractors were Builders FirstSource, Inc. (2.2%), Credo Technology Group Holding Ltd. (1.5%), Kforce, Inc. (0.7%), and Molina Healthcare, Inc. (0.8%). Builders FirstSource, a supplier to US homebuilders, declined as weakness in multi-family home starts has weighed on sales and margins. Technology and finance staffing company Kforce also experienced macro headwinds as clients reduced hiring and technology companies deferred new initiatives. Medicaid insurance provider Molina has been negatively impacted by broader industry pressures from elevated Medical Loss Ratios driven by higher patient utilization rates. An underweight to Credo Technology, a provider of high-speed connectivity solutions for data-intensive applications, detracted as the shares rose sharply on market optimism around spending on artificial intelligence databases. Within industrials, a lack of exposure to several alternative power suppliers to data centers including Bloom Energy Corp.* weighed on return as rising power demand drove long-term contract awards.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,040,975	$1,078,985	$1,056,723
'15	$1,059,600	$1,084,966	$1,095,447
'15	$1,005,774	$1,062,697	$1,043,196
'16	$908,314	$1,002,734	$930,166
'16	$893,624	$1,002,411	$923,591
'16	$971,377	$1,072,987	$994,343
'16	$986,426	$1,079,637	$1,004,258
'16	$996,100	$1,098,952	$1,031,314
'16	$974,243	$1,101,212	$1,026,570
'16	$1,042,322	$1,144,916	$1,093,696
'16	$1,040,530	$1,147,836	$1,105,322
'16	$1,047,338	$1,149,640	$1,121,237
'16	$1,000,758	$1,124,767	$1,051,558
'16	$1,085,319	$1,175,103	$1,145,640
'16	$1,095,352	$1,198,033	$1,161,267
'17	$1,121,150	$1,220,582	$1,180,122
'17	$1,146,948	$1,265,977	$1,209,060
'17	$1,153,756	$1,266,838	$1,223,381
'17	$1,165,222	$1,280,266	$1,245,912
'17	$1,155,189	$1,293,368	$1,234,581
'17	$1,191,020	$1,305,040	$1,277,073
'17	$1,207,144	$1,329,646	$1,287,943
'17	$1,216,460	$1,332,208	$1,286,438
'17	$1,268,057	$1,364,698	$1,356,485
'17	$1,275,940	$1,394,479	$1,377,501
'17	$1,318,578	$1,436,823	$1,417,049
'17	$1,325,890	$1,451,184	$1,418,681
'18	$1,387,108	$1,527,677	$1,473,984
'18	$1,313,199	$1,471,367	$1,432,017
'18	$1,321,037	$1,441,831	$1,451,301
'18	$1,313,199	$1,447,311	$1,452,721
'18	$1,379,269	$1,488,169	$1,544,186
'18	$1,393,080	$1,497,901	$1,556,268
'18	$1,406,892	$1,547,610	$1,583,023
'18	$1,485,654	$1,601,959	$1,681,579
'18	$1,459,151	$1,604,611	$1,642,225
'18	$1,277,737	$1,486,459	$1,434,424
'18	$1,308,719	$1,516,231	$1,456,863
'18	$1,150,644	$1,375,116	$1,286,631
'19	$1,273,024	$1,493,148	$1,435,215
'19	$1,326,762	$1,545,661	$1,527,900
'19	$1,307,344	$1,568,230	$1,507,223
'19	$1,348,439	$1,630,852	$1,553,121
'19	$1,250,896	$1,525,317	$1,437,894
'19	$1,334,439	$1,632,450	$1,548,643
'19	$1,347,535	$1,656,716	$1,563,779
'19	$1,286,120	$1,622,943	$1,496,298
'19	$1,290,635	$1,651,427	$1,484,016
'19	$1,320,892	$1,686,977	$1,526,244
'19	$1,368,760	$1,751,102	$1,616,077
'19	$1,394,049	$1,801,663	$1,653,109
'20	$1,377,792	$1,799,695	$1,634,908
'20	$1,270,766	$1,652,348	$1,516,870
'20	$1,002,523	$1,425,121	$1,227,186
'20	$1,146,579	$1,613,864	$1,409,968
'20	$1,268,959	$1,700,171	$1,543,207
'20	$1,306,441	$1,739,040	$1,602,511
'20	$1,377,792	$1,837,789	$1,657,581
'20	$1,451,852	$1,970,926	$1,754,819
'20	$1,421,596	$1,899,163	$1,717,218
'20	$1,459,077	$1,858,173	$1,730,266
'20	$1,647,841	$2,084,226	$2,035,372
'20	$1,779,253	$2,177,991	$2,225,618
'21	$1,829,379	$2,168,303	$2,332,925
'21	$1,898,923	$2,236,078	$2,409,953
'21	$1,879,505	$2,316,225	$2,334,122
'21	$1,919,244	$2,435,625	$2,385,014
'21	$1,875,441	$2,446,744	$2,316,899
'21	$1,955,823	$2,507,078	$2,425,561
'21	$1,952,210	$2,549,474	$2,337,218
'21	$2,002,336	$2,622,179	$2,379,695
'21	$1,921,051	$2,504,527	$2,288,455
'21	$2,024,916	$2,673,894	$2,395,613
'21	$1,929,631	$2,633,194	$2,278,612
'21	$2,009,008	$2,736,886	$2,288,710
'22	$1,763,837	$2,575,858	$1,981,957
'22	$1,763,837	$2,510,974	$1,990,604
'22	$1,766,319	$2,592,421	$1,999,705
'22	$1,595,593	$2,359,771	$1,754,356
'22	$1,565,319	$2,356,607	$1,721,227
'22	$1,440,748	$2,159,456	$1,614,675
'22	$1,572,763	$2,362,052	$1,795,458
'22	$1,523,134	$2,273,902	$1,778,582
'22	$1,398,563	$2,063,045	$1,618,580
'22	$1,504,771	$2,232,227	$1,772,218
'22	$1,544,971	$2,348,741	$1,801,074
'22	$1,490,041	$2,211,214	$1,685,463
'23	$1,608,069	$2,363,506	$1,853,120
'23	$1,585,161	$2,308,264	$1,833,046
'23	$1,542,830	$2,369,985	$1,787,817
'23	$1,516,934	$2,395,236	$1,767,046
'23	$1,490,539	$2,404,555	$1,767,364
'23	$1,633,966	$2,568,751	$1,913,903
'23	$1,679,782	$2,660,832	$2,003,384
'23	$1,625,997	$2,609,468	$1,899,097
'23	$1,531,874	$2,485,168	$1,773,831
'23	$1,452,193	$2,419,289	$1,637,031
'23	$1,558,268	$2,644,884	$1,786,063
'23	$1,712,465	$2,785,174	$1,999,944
'24	$1,684,359	$2,816,041	$1,935,807
'24	$1,755,628	$2,968,475	$2,093,044
'24	$1,829,407	$3,064,230	$2,151,577
'24	$1,690,382	$2,929,399	$1,985,908
'24	$1,772,191	$3,067,804	$2,092,256
'24	$1,756,130	$3,162,775	$2,088,769
'24	$1,898,668	$3,221,568	$2,259,758
'24	$1,858,517	$3,291,697	$2,234,736
'24	$1,879,094	$3,359,789	$2,264,436
'24	$1,808,327	$3,335,116	$2,234,392
'24	$1,969,435	$3,556,982	$2,508,363
'24	$1,819,497	$3,448,262	$2,303,021
'25	$1,915,908	$3,557,118	$2,375,834
'25	$1,781,548	$3,488,950	$2,214,999
'25	$1,670,266	$3,285,438	$2,047,022
'25	$1,631,804	$3,263,396	$2,033,919
'25	$1,701,548	$3,470,250	$2,164,497
'25	$1,795,394	$3,646,549	$2,291,961
'25	$1,817,959	$3,726,855	$2,330,998
'25	$1,954,370	$3,813,101	$2,468,869
'25	$1,969,242	$3,944,696	$2,571,436

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	4.80%	6.73%	7.01%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 269,106,261
Holdings Count | Holding		99
Advisory Fees Paid, Amount		$ 1,714,669
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,106,261
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,714,669

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Health Care	22%
Industrials	22%
Consumer Discretionary	10%
Financials	9%
Consumer Staples	4%
Materials	3%
Energy	2%
Real Estate	2%
Utilities	0%

Ten Largest Equity Holdings

Holdings	29.5% of Net Assets
Stride, Inc.	4.0%
RadNet, Inc.	3.6%
Casey's General Stores, Inc.	3.1%
Ducommun, Inc.	2.9%
The Brink's Co.	2.9%
Agilysys, Inc.	2.8%
Rush Enterprises, Inc.	2.7%
Varonis Systems, Inc.	2.6%
Maximus, Inc.	2.5%
SiTime Corp.	2.4%

Material Fund Change [Text Block]